BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA - Functional and presentation currency (Details)	12 Months Ended
	Dec. 31, 2025 $ / $	Dec. 31, 2025 USD ($) $ / $	Dec. 31, 2025 $ / $ BRL (R$)	Dec. 31, 2025 $ / $ PYG (₲)	Dec. 31, 2024 $ / $ USD ($)	Dec. 31, 2024 BRL (R$) $ / $	Dec. 31, 2024 PYG (₲) $ / $	Dec. 31, 2023 USD ($) $ / $	Dec. 31, 2023 BRL (R$) $ / $	Dec. 31, 2023 $ / $ PYG (₲)	Dec. 31, 2025 $ / R$	Dec. 31, 2025 $ / $	Dec. 31, 2025 $ / ₲	Dec. 31, 2025 $ / $	Dec. 31, 2025 $ / $	Dec. 31, 2024 $ / R$	Dec. 31, 2024 $ / $	Dec. 31, 2024 $ / ₲	Dec. 31, 2024 $ / $	Dec. 31, 2024 $ / $	Dec. 31, 2023 $ / R$	Dec. 31, 2023 $ / $	Dec. 31, 2023 $ / ₲
BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA
Minimum accumulated inflation rate for three year stands out	100.00%
Exchange rates and value of the UF at the close	907.13	907.13	907.13	907.13	996.46	996.46	996.46	877.12	877.12	877.12	164.86	0.62	0.138	907.13	1,455	160.92	0.97	0.127	996.46	1,186.93	181.17	1.08	0.12
Average foreign exchange rate		950.87	170.32	0.126	944.2	175.86	0.124	839.92	168.31	0.115